Shareholders' Equity - Assumptions used for options granted (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility		75.40%
Expected volatility, Minimum	83.88%		70.52%
Expected volatility, Maximum	86.85%		82.23%
Risk-free interest		1.76%
Risk-free interest, Minimum	0.38%		2.49%
Risk-free interest, Maximum	0.49%		3.13%
Expected life		5 years 6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest		1.76%
Expected life	5 years 6 months		5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months		6 years 3 months